Post-Employment Benefits - Summary of Financial Position Related to Defined Benefit Pensions and Other Post Employment Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net actuarial gains (losses) on plan assets	$ 761	$ 626
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability)	1,340	202
Valuation allowance	(17)	(17)
Net defined benefit asset (liability), net of valuation allowance	1,323	185
Pension plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	9,139	8,722
Current service cost	280	277
Past service cost	(1)	(20)
Interest cost on defined benefit obligation	267	268
Employee contributions	5	5
Benefits paid	(386)	(369)
Special termination benefits		10
Foreign exchange rate changes	(49)	8
Net actuarial (gains) losses on defined benefit obligation	(691)	238
Balance at end of year	8,564	9,139
Pension plan [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	9,341	8,853
Interest income on plan assets	282	277
Net actuarial gains (losses) on plan assets	479	349
Employer contributions	249	227
Employee contributions	5	5
Benefits paid	(386)	(369)
Plan administration costs	(8)	(7)
Foreign exchange rate changes	(58)	6
Balance at end of year	9,904	9,341
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability)	(549)	(609)
Net defined benefit asset (liability), net of valuation allowance	(549)	(609)
Other post employment benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	609	671
Current service cost	7	14
Past service cost	9	(77)
Interest cost on defined benefit obligation	17	20
Benefits paid	(26)	(26)
Foreign exchange rate changes	(3)	1
Net actuarial (gains) losses on defined benefit obligation	(64)	6
Balance at end of year	549	609
Other post employment benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions	26	26
Benefits paid	$ (26)	$ (26)